Stockholders' Equity and Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Stockholders Equity and Mezzanine Equity [Abstract]
Schedule of Company's Convertible Preferred Stock
As of December 31, 2022, the Company’s outstanding convertible preferred stock, both redeemable and non-redeemable,
consisted of the following (in thousands, except share and purchase price per share data):

	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Value	Carrying Value	Purchase Price Per Share

Series A*	10,000,000	10,000,000	$10,000	$9,950	$1.0000
Series B*	11,791,929	8,747,602	24,816	24,680	2.8369
Series C*	13,122,055	13,122,055	37,226	37,032	2.8369
Series D*	7,470,088	7,470,088	31,043	30,780	4.1557
Series D-1**	6,562,724	6,562,724	30,000	41,991	4.5713
Series E*	18,024,809	10,458,755	43,463	40,750	4.1557

Total	66,971,605	56,361,224	$176,548	$185,183

As of December 31, 2021, the Company’s outstanding convertible preferred stock, both redeemable and non-redeemable,
consisted of the following (in thousands, except share and purchase price per share data):

	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Value	Carrying Value	Purchase Price Per Share

Series A*	10,000,000	10,000,000	$10,000	$9,950	$1.0000
Series B*	11,791,929	8,741,929	24,800	24,680	2.8369
Series C*	13,122,055	13,122,055	37,226	37,032	2.8369
Series D*	7,470,088	7,470,088	31,043	30,780	4.1557
Series D-1**	6,562,724	6,562,724	30,000	39,307	4.5713
Series E*	18,024,809	10,458,755	43,463	40,750	4.1557

Total	66,971,605	56,355,551	$176,532	$182,499

*	Convertible and non-redeemable
**	Convertible and redeemable

Schedule of Company's Outstanding Warrants
issuance or upon the closing of an acquisition of the Company in which the consideration payable for such acquisition is cash.
As of December 31, 2022, the Company’s outstanding warrants are as follows:

Class of Shares	Issuance Date	Expiration Date	No. of Shares	Exercise Price per Share

Common Stock	11/25/2015	11/25/2025	62,500	0.580
Common Stock	3/31/2016	3/31/2026	37,500	0.580
Common Stock	8/30/2019	8/30/2029	265,060	0.830
Common Stock	12/10/2021	12/10/2031	215,054	0.930
Common Stock	2/25/2022	2/25/2032	16,321	$1.58

			596,435

Schedule of Fair Value of Common Stock Warrants Valuation Techniques
The following assumptions were used to calculate the fair value of the common stock warrants issued to Eastward:

Fair value per share of common stock	$1.58
Expected term (years)	10
Expected volatility	43%
Risk-free interest rate	1.47%
Expected dividend yield	0%

Schedule of Common Stock Capital Shares Reserved for Future Issuance
The Company’s reserved shares of common stock for future issuance as of December 31, 2022 and 2021 are as follows:

	December 31,
	2022	2021
Options outstanding and available for grant	13,568,448	15,635,379
Conversion of preferred stock	56,361,224	56,355,551
Conversion of convertible notes	1,324,635	—
Warrants to purchase convertible preferred stock	—	50,000
Warrants to purchase common stock	596,435	580,114

	71,850,742	72,621,044